Long-Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Contractual maturities of long-term debt obligations
2012	$ 4,494
2013	2,250
2014	2,250
2015	2,250
2016	316,000
Thereafter	278,096
Long Term Debt Maturities	$ 605,340